FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 22,866	[1]	$ 22,348	[1]
Accumulated depreciation amortization	12,484	[1]	13,688	[1]
Net book value	10,382		8,660
Fixed assets write off amount	4,675
Insurance recoveries due to fixed assets damage	223
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,193	[1],[2]	17,164	[1],[2]
Accumulated depreciation amortization	10,424	[1]	10,651	[1]
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,126	[1]	889	[1]
Accumulated depreciation amortization	829	[1]	731	[1]
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,547	[1]	4,295	[1]
Accumulated depreciation amortization	$ 1,231	[1]	$ 2,306	[1]

[1]	Fixed assets that were fully depreciated as of December 31, 2012 in the amount of $4,675 were written off.
[2]	In 2013, The Company was reimbursed by the insurance company in an amount of $223 due to a damage to fixed assets that occurred in 2012.